Schedule of Investments
January 31, 2026
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–81.20%(a)
Argentina–0.37%
Argentina Treasury Bond, 29.50%, 04/27/2027(b)	ARS	480,000,000	$384,995
Brazil–0.85%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/2050	BRL	1,100,000	876,728
Chile–2.59%
Bonos de la Tesoreria de la Republica en pesos,
5.80%, 10/01/2029(c)	CLP	1,000,000,000	1,205,441
4.70%, 09/01/2030(c)	CLP	710,000,000	822,062
Bonos de la Tesoreria General de la Republica de Chile, 5.00%, 03/01/2035	CLP	580,000,000	665,010
			2,692,513
China–3.03%
China Development Bank, Series 2315, 2.69%, 09/11/2033	CNY	10,000,000	1,516,247
China Government Bond,
1.67%, 05/25/2035	CNY	8,000,000	1,140,464
2.15%, 08/25/2055	CNY	3,500,000	491,375
			3,148,086
Colombia–7.07%
Colombian TES,
11.75%, 01/24/2035	COP	600,000,000	156,394
Series B, 11.00%, 08/22/2029	COP	7,000,000,000	1,803,337
Series B, 7.75%, 09/18/2030	COP	3,000,000,000	670,852
Series B, 7.00%, 03/26/2031	COP	16,000,000,000	3,419,053
Series B, 13.25%, 02/09/2033	COP	3,300,000,000	913,528
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(c)	COP	1,587,796,818	379,030
			7,342,194
Czech Republic–3.91%
Czech Republic Government Bond,
Series 105, 2.75%, 07/23/2029	CZK	25,000,000	1,187,520
Series 125, 1.50%, 04/24/2040	CZK	47,000,000	1,543,736
Series 154, 4.50%, 11/11/2032	CZK	13,000,000	649,578
Series 157, 3.60%, 06/03/2036	CZK	15,000,000	681,026
			4,061,860
	Principal Amount		Value
Egypt–0.74%
Egypt Government Bond,
25.32%, 08/13/2027	EGP	28,400,000	$623,552
24.46%, 10/01/2027	EGP	6,600,000	144,005
			767,557
Hungary–3.64%
Hungary Government Bond,
3.25%, 10/22/2031	HUF	90,000,000	240,361
7.00%, 10/24/2035	HUF	100,000,000	320,741
Class B, 4.50%, 03/23/2028	HUF	333,000,000	1,003,238
Series 28-A, 6.75%, 10/22/2028	HUF	700,000,000	2,210,514
			3,774,854
India–4.16%
India Government Bond,
7.36%, 09/12/2052	INR	113,000,000	1,227,498
7.30%, 06/19/2053	INR	286,000,000	3,084,273
			4,311,771
Indonesia–9.62%
Indonesia Treasury Bond,
Series 104, 6.50%, 07/15/2030	IDR	29,400,000,000	1,800,608
Series 108, 6.50%, 04/15/2036	IDR	22,000,000,000	1,327,471
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	935,657
Series FR87, 6.50%, 02/15/2031	IDR	3,800,000,000	232,392
Series FR91, 6.38%, 04/15/2032	IDR	23,000,000,000	1,386,714
Series FR95, 6.38%, 08/15/2028	IDR	30,000,000,000	1,833,172
Series FR96, 7.00%, 02/15/2033	IDR	40,000,000,000	2,469,586
			9,985,600
Malaysia–9.06%
Malaysia Government Bond,
Series 122, 3.58%, 07/15/2032	MYR	7,000,000	1,791,221
Series 123, 4.46%, 03/31/2053	MYR	3,000,000	821,419
Series 219, 3.89%, 08/15/2029	MYR	12,000,000	3,116,620
Series 310, 4.50%, 04/15/2030	MYR	6,100,000	1,618,747
Series 513, 3.73%, 06/15/2028	MYR	6,000,000	1,546,109
Series 519, 3.76%, 05/22/2040	MYR	2,000,000	505,461
			9,399,577
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Mexico–6.53%
Mexican Bonos,
Series M, 8.50%, 02/28/2030	MXN	80,000,000	$4,634,720
Series M, 8.00%, 04/15/2032	MXN	27,000,000	1,506,770
Series M, 7.75%, 11/13/2042	MXN	12,000,000	599,954
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(c)	MXN	667,000	38,605
			6,780,049
Peru–1.23%
Peru Government Bond,
7.60%, 08/12/2039(c)	PEN	2,180,000	712,801
5.35%, 08/12/2040	PEN	2,100,000	558,649
			1,271,450
Philippines–1.51%
Philippine Government Bond,
Series 0770, 6.38%, 07/27/2030	PHP	30,000,000	524,945
Series R518, 6.25%, 02/28/2029	PHP	60,000,000	1,046,563
			1,571,508
Poland–3.69%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	16,000,000	3,825,228
Romania–5.93%
Romania Government Bond,
6.30%, 04/25/2029	RON	6,200,000	1,449,024
4.85%, 07/25/2029	RON	6,000,000	1,340,106
8.00%, 04/29/2030	RON	10,000,000	2,477,953
6.85%, 07/29/2030	RON	2,890,000	688,505
7.65%, 07/27/2031	RON	800,000	197,179
			6,152,767
South Africa–8.52%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	27,700,000	1,757,797
Series 2044, 8.75%, 01/31/2044	ZAR	52,000,000	3,171,345
Series 2048, 8.75%, 02/28/2048	ZAR	50,900,000	3,113,625
Series 2053, 11.63%, 03/31/2053	ZAR	10,000,000	802,314
			8,845,081
Supranational–1.90%
Corp. Andina de Fomento, 7.70%, 03/06/2029	INR	26,500,000	290,941
	Principal Amount		Value
Supranational–(continued)
European Bank for Reconstruction & Development, 0.00%, 05/17/2034(d)	TRY	47,000,000	$147,085
International Bank for Reconstruction & Development,
6.85%, 04/24/2028	INR	45,000,000	489,950
2.25%, 01/19/2029	CNY	3,000,000	437,158
6.50%, 04/17/2030	INR	50,000,000	533,875
International Finance Corp., 0.00%, 02/15/2029(c)(d)	TRY	7,300,000	74,087
			1,973,096
Thailand–2.78%
Thailand Government Bond,
2.41%, 03/17/2035	THB	21,000,000	694,638
3.45%, 06/17/2043	THB	63,000,000	2,191,869
			2,886,507
Turkey–4.07%
Turkiye Government Bond,
41.00%, 05/05/2027	TRY	6,000,000	150,046
37.84%, 07/14/2027	TRY	50,000,000	1,224,441
36.78%, 10/13/2027	TRY	40,000,000	973,643
31.08%, 11/08/2028	TRY	29,500,000	679,115
30.00%, 09/12/2029	TRY	52,800,000	1,199,029
			4,226,274
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $80,387,932)			84,277,695

U.S. Dollar Denominated Bonds & Notes–0.12%
United States–0.12%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028 (Cost $120,000)		$120,000	118,154
	Shares
Money Market Funds–15.34%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f)		5,572,176	5,572,176
Invesco Treasury Portfolio, Institutional Class, 3.57%(e)(f)		10,348,267	10,348,267
Total Money Market Funds (Cost $15,920,443)			15,920,443

Options Purchased–0.58%(g)
(Cost $486,158)			604,338
TOTAL INVESTMENTS IN SECURITIES—97.24% (Cost $96,914,533)			100,920,630
OTHER ASSETS LESS LIABILITIES–2.76%			2,867,336
NET ASSETS–100.00%			$103,787,966
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Investment Abbreviations:
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PHP	– Philippines Peso
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $3,232,026, which represented 3.11% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,622,317	$6,966,657	$(5,016,798)	$-	$-	$5,572,176	$22,603
Invesco Treasury Portfolio, Institutional Class	6,727,099	12,938,077	(9,316,909)	-	-	10,348,267	41,509
Total	$10,349,416	$19,904,734	$(14,333,707)	$-	$-	$15,920,443	$64,112

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus JPY	Call	Deutsche Bank AG	07/07/2026	JPY	159.00	USD	5,900,000	$52,298
Currency Risk
EUR versus HUF	Put	Deutsche Bank AG	03/30/2026	HUF	375.00	EUR	180,000	33,383
EUR versus HUF	Put	Deutsche Bank AG	04/02/2026	HUF	375.00	EUR	180,000	33,123
EUR versus HUF	Put	Deutsche Bank AG	04/30/2026	HUF	370.00	EUR	90,000	17,457
EUR versus HUF	Put	Deutsche Bank AG	05/07/2026	HUF	370.00	EUR	90,000	17,545
EUR versus HUF	Put	Deutsche Bank AG	05/14/2026	HUF	375.00	EUR	90,000	27,752
EUR versus HUF	Put	Deutsche Bank AG	05/14/2026	HUF	365.00	EUR	90,000	10,399
EUR versus HUF	Put	Deutsche Bank AG	05/21/2026	HUF	365.00	EUR	90,000	10,445
EUR versus HUF	Put	Deutsche Bank AG	05/21/2026	HUF	375.00	EUR	90,000	27,477
EUR versus HUF	Put	Deutsche Bank AG	06/05/2026	HUF	360.00	EUR	100,000	6,937
EUR versus HUF	Put	Deutsche Bank AG	06/30/2026	HUF	360.00	EUR	90,000	6,636
USD versus CLP	Put	Deutsche Bank AG	05/18/2026	CLP	857.00	USD	2,000,000	30,278
USD versus ILS	Put	J.P. Morgan Chase Bank, N.A.	02/10/2026	ILS	3.10	USD	38,000	19,924
USD versus ILS	Put	J.P. Morgan Chase Bank, N.A.	04/16/2026	ILS	3.10	USD	3,900,000	72,076
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus INR	Put	Deutsche Bank AG	05/06/2026	INR	88.50	USD	3,800,000	$2,793
USD versus JPY	Put	Deutsche Bank AG	07/01/2026	JPY	122.00	USD	370,000	2,064
USD versus KRW	Put	Deutsche Bank AG	04/23/2026	KRW	1,440.00	USD	3,800,000	57,141
USD versus MXN	Put	Deutsche Bank AG	04/21/2026	MXN	16.85	USD	155,000	23,031
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	03/26/2026	PLN	3.53	USD	3,600,000	37,624
USD versus ZAR	Put	Deutsche Bank AG	04/22/2026	ZAR	15.80	USD	100,000	31,997
USD versus ZAR	Put	Deutsche Bank AG	05/26/2026	ZAR	15.50	USD	100,000	21,444
USD versus ZAR	Put	Standard Chartered Bank PLC	05/22/2026	ZAR	15.95	USD	3,800,000	62,514
Subtotal — Foreign Currency Put Options Purchased								552,040
Total Foreign Currency Options Purchased								$604,338

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $310,000.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus BRL	Call	Merrill Lynch International	04/29/2026	BRL	5.55	USD	3,900,000	$(48,520)
USD versus CLP	Call	Deutsche Bank AG	10/16/2026	CLP	930.00	USD	1,000,000	(18,501)
USD versus CLP	Call	Merrill Lynch International	02/19/2026	CLP	940.00	USD	1,900,000	(608)
USD versus JPY	Call	Deutsche Bank AG	07/07/2026	JPY	165.00	USD	5,900,000	(18,491)
USD versus KRW	Call	Deutsche Bank AG	04/23/2026	KRW	1,500.00	USD	950,000	(4,358)
USD versus ZAR	Call	Deutsche Bank AG	10/23/2026	ZAR	17.50	USD	1,000,000	(20,380)
Subtotal — Foreign Currency Call Options Written								(110,858)
Currency Risk
USD versus ILS	Put	J.P. Morgan Chase Bank, N.A.	04/16/2026	ILS	3.00	USD	5,850,000	(34,176)
USD versus INR	Put	Deutsche Bank AG	05/06/2026	INR	85.50	USD	5,700,000	(781)
USD versus KRW	Put	Deutsche Bank AG	04/23/2026	KRW	1,400.00	USD	4,750,000	(27,369)
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	03/26/2026	PLN	3.44	USD	5,400,000	(18,182)
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/02/2026	ZAR	16.60	USD	5,550,000	(167,615)
USD versus ZAR	Put	Standard Chartered Bank PLC	05/22/2026	ZAR	15.55	USD	4,560,000	(37,574)
Subtotal — Foreign Currency Put Options Written								(285,697)
Total Foreign Currency Options Written								$(396,555)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $310,000.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/03/2026	Deutsche Bank AG	BRL	7,313,250	USD	1,398,301	$8,675
02/03/2026	Deutsche Bank AG	INR	38,485,000	USD	430,000	11,628
02/03/2026	Deutsche Bank AG	USD	1,350,610	BRL	7,313,250	39,015
02/04/2026	Deutsche Bank AG	USD	162,000	ZAR	2,664,009	2,903
02/23/2026	Deutsche Bank AG	USD	266,257	CLP	235,491,000	3,182
03/05/2026	Deutsche Bank AG	USD	2,444,002	HUF	801,828,176	42,254
03/18/2026	Deutsche Bank AG	INR	30,252,000	USD	332,706	3,909
03/18/2026	Deutsche Bank AG	USD	845,041	CLP	775,316,667	41,961
03/18/2026	Deutsche Bank AG	USD	154,959	CNY	1,084,000	846
03/18/2026	Deutsche Bank AG	USD	47,958	COP	185,620,000	1,827
03/18/2026	Deutsche Bank AG	USD	43,491	EGP	2,255,000	3,275
03/18/2026	Deutsche Bank AG	USD	463,069	ILS	1,491,811	18,384
03/18/2026	Deutsche Bank AG	USD	32,220	INR	2,970,000	60
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/18/2026	Deutsche Bank AG	USD	898,926	MXN	16,498,705	$41,489
03/18/2026	Deutsche Bank AG	USD	1,294,253	MYR	5,159,000	16,313
03/18/2026	Deutsche Bank AG	USD	806,274	PLN	2,932,453	18,995
03/18/2026	Deutsche Bank AG	USD	94,521	TRY	4,325,000	1,719
03/25/2026	Deutsche Bank AG	USD	250,671	IDR	4,217,549,000	466
04/01/2026	Deutsche Bank AG	USD	705,670	EUR	595,000	1,508
04/01/2026	Deutsche Bank AG	USD	691,628	HUF	235,178,000	36,482
04/08/2026	Deutsche Bank AG	BRL	952,380	USD	180,000	1,681
04/08/2026	Deutsche Bank AG	USD	422,802	EUR	360,000	5,211
04/08/2026	Deutsche Bank AG	USD	429,895	HUF	144,118,800	16,113
05/05/2026	Deutsche Bank AG	EUR	720,000	HUF	277,808,400	992
05/08/2026	Deutsche Bank AG	INR	79,744,500	USD	895,000	32,068
05/11/2026	Deutsche Bank AG	HUF	248,195,400	EUR	645,000	1,671
05/11/2026	Deutsche Bank AG	USD	37,911	HUF	13,031,000	2,325
05/26/2026	Deutsche Bank AG	USD	703,237	EUR	594,000	4,525
05/26/2026	Deutsche Bank AG	USD	726,530	HUF	241,995,600	20,011
07/01/2026	Deutsche Bank AG	JPY	61,591,680	USD	444,000	41,170
02/03/2026	Goldman Sachs International	BRL	26,768,743	USD	5,118,209	31,754
02/03/2026	Goldman Sachs International	USD	4,827,786	BRL	26,768,743	258,669
02/23/2026	Goldman Sachs International	USD	177,246	CLP	156,366,000	1,662
03/03/2026	Goldman Sachs International	USD	5,614,206	BRL	29,827,881	17,788
03/18/2026	Goldman Sachs International	CNY	206,000	USD	29,642	33
03/18/2026	Goldman Sachs International	EUR	125,000	USD	149,865	1,396
03/18/2026	Goldman Sachs International	MXN	17,829,000	USD	1,030,584	14,343
03/18/2026	Goldman Sachs International	THB	1,430,000	USD	45,624	44
03/18/2026	Goldman Sachs International	USD	58,450	CNY	409,000	336
03/18/2026	Goldman Sachs International	USD	2,202,292	CZK	45,811,590	29,798
03/18/2026	Goldman Sachs International	USD	19,973	HUF	6,590,000	445
03/18/2026	Goldman Sachs International	USD	1,022,005	JPY	159,284,000	11,026
03/18/2026	Goldman Sachs International	USD	315,021	MXN	5,619,000	5,257
03/18/2026	Goldman Sachs International	USD	224,827	PLN	809,000	2,848
03/18/2026	Goldman Sachs International	USD	106,118	RON	463,000	1,390
03/18/2026	Goldman Sachs International	USD	4,637,606	THB	146,942,000	46,021
03/18/2026	Goldman Sachs International	USD	248,790	TRY	11,270,000	1,988
03/25/2026	Goldman Sachs International	USD	53,034	IDR	891,353,000	42
03/30/2026	Goldman Sachs International	USD	36,155	PLN	130,000	430
04/06/2026	Goldman Sachs International	USD	257,653	BRL	1,411,000	6,649
03/18/2026	HSBC Bank USA	USD	147,141	TRY	6,617,000	100
03/18/2026	HSBC Bank USA	ZAR	5,693,000	USD	357,662	6,350
02/04/2026	J.P. Morgan Chase Bank, N.A.	USD	4,287,718	ZAR	72,066,030	173,194
02/12/2026	J.P. Morgan Chase Bank, N.A.	USD	3,326,307	ILS	10,493,215	59,162
03/18/2026	J.P. Morgan Chase Bank, N.A.	PEN	204,000	USD	60,996	506
03/18/2026	J.P. Morgan Chase Bank, N.A.	THB	929,000	USD	29,691	80
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	39,699	CLP	35,845,000	1,310
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	1,120,316	CNY	7,867,195	10,451
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	2,367,636	COP	8,952,030,000	33,409
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	201,256	EGP	9,900,919	4,076
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	18,904	EUR	16,000	100
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	483,203	MXN	8,795,000	18,106
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	103,108	MYR	407,000	284
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	359,042	TRY	16,422,870	$6,396
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	1,339,516	ZAR	22,924,000	75,108
03/30/2026	J.P. Morgan Chase Bank, N.A.	USD	380,000	PLN	1,363,136	3,623
04/24/2026	J.P. Morgan Chase Bank, N.A.	USD	205,247	ZAR	3,410,000	4,620
02/04/2026	Merrill Lynch International	USD	339,437	ZAR	5,866,000	23,670
02/17/2026	Merrill Lynch International	USD	1,500,000	CLP	1,329,000,000	20,659
02/23/2026	Merrill Lynch International	CLP	1,527,067,500	USD	1,785,000	37,793
02/23/2026	Merrill Lynch International	USD	135,000	CLP	122,715,000	5,405
03/18/2026	Merrill Lynch International	HUF	78,133,000	USD	243,508	1,417
03/18/2026	Merrill Lynch International	USD	67,806	CLP	61,830,000	2,930
03/18/2026	Merrill Lynch International	USD	29,290	HUF	9,641,000	582
03/18/2026	Merrill Lynch International	USD	1,020,560	MXN	18,704,000	45,556
03/18/2026	Merrill Lynch International	USD	357,737	PEN	1,207,077	182
03/18/2026	Merrill Lynch International	USD	1,184,909	PLN	4,311,709	28,519
03/18/2026	Merrill Lynch International	USD	49,640	RON	217,000	747
03/18/2026	Merrill Lynch International	USD	38,638	ZAR	650,000	1,473
03/25/2026	Merrill Lynch International	IDR	40,512,620,118	USD	2,417,509	5,153
04/24/2026	Merrill Lynch International	USD	221,403	ZAR	3,612,000	896
05/04/2026	Merrill Lynch International	BRL	4,011,315	USD	755,000	8,104
05/11/2026	Merrill Lynch International	USD	675,297	HUF	232,083,100	41,302
02/03/2026	Morgan Stanley and Co. International PLC	BRL	350,000	USD	66,920	415
02/03/2026	Morgan Stanley and Co. International PLC	USD	63,291	BRL	350,000	3,214
03/18/2026	Morgan Stanley and Co. International PLC	INR	11,910,000	USD	131,628	2,184
03/18/2026	Morgan Stanley and Co. International PLC	USD	67,173	CLP	61,161,000	2,798
03/18/2026	Morgan Stanley and Co. International PLC	USD	2,008,384	CNY	13,988,000	2,137
03/18/2026	Morgan Stanley and Co. International PLC	USD	144,195	CZK	2,982,000	1,097
03/18/2026	Morgan Stanley and Co. International PLC	USD	1,529,854	EGP	75,633,000	38,682
03/18/2026	Morgan Stanley and Co. International PLC	USD	171,135	HUF	56,684,000	4,498
03/18/2026	Morgan Stanley and Co. International PLC	USD	19,377	ILS	62,000	633
03/18/2026	Morgan Stanley and Co. International PLC	USD	246,403	MXN	4,491,800	9,626
03/18/2026	Morgan Stanley and Co. International PLC	USD	19,784	PHP	1,178,000	181
03/18/2026	Morgan Stanley and Co. International PLC	USD	2,101,928	PLN	7,571,700	28,946
03/18/2026	Morgan Stanley and Co. International PLC	USD	991,400	RON	4,332,000	14,482
03/18/2026	Morgan Stanley and Co. International PLC	USD	402,215	TRY	18,177,000	2,258
03/18/2026	Morgan Stanley and Co. International PLC	USD	1,173,546	ZAR	20,085,874	65,941
03/18/2026	Standard Chartered Bank PLC	INR	28,218,060	USD	309,612	2,923
03/18/2026	Standard Chartered Bank PLC	PEN	1,890,447	USD	561,330	779
03/18/2026	Standard Chartered Bank PLC	THB	3,323,000	USD	106,370	453
03/18/2026	Standard Chartered Bank PLC	USD	19,472	COP	74,882,000	612
03/18/2026	Standard Chartered Bank PLC	USD	40,080	CZK	830,000	361
03/18/2026	Standard Chartered Bank PLC	USD	336,667	EGP	16,771,081	11,146
03/18/2026	Standard Chartered Bank PLC	USD	213,879	INR	19,718,000	427
03/18/2026	Standard Chartered Bank PLC	USD	965,264	KRW	1,427,047,000	19,873
03/18/2026	Standard Chartered Bank PLC	USD	1,518,922	MYR	6,222,841	61,896
03/18/2026	Standard Chartered Bank PLC	USD	37,808	PHP	2,247,000	274
03/18/2026	Standard Chartered Bank PLC	USD	48,178	THB	1,513,000	47
03/18/2026	Standard Chartered Bank PLC	USD	67,783	ZAR	1,146,000	2,935
03/25/2026	Standard Chartered Bank PLC	USD	77,852	IDR	1,310,398,000	177
02/03/2026	UBS AG	INR	38,485,000	USD	418,778	406
03/18/2026	UBS AG	USD	19,887	CLP	17,563,000	206
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/18/2026	UBS AG	USD	42,048	THB	1,321,000	$58
03/18/2026	UBS AG	USD	118,809	TRY	5,341,000	38
Subtotal—Appreciation						1,753,543
Currency Risk
03/18/2026	Barclays Bank PLC	USD	127,040	CZK	2,584,000	(1,139)
02/03/2026	Deutsche Bank AG	BRL	711,000	USD	131,327	(3,774)
02/03/2026	Deutsche Bank AG	USD	135,944	BRL	711,000	(844)
02/03/2026	Deutsche Bank AG	USD	418,778	INR	38,485,000	(406)
02/04/2026	Deutsche Bank AG	ZAR	4,990,838	USD	288,000	(20,935)
02/19/2026	Deutsche Bank AG	MXN	8,436,000	USD	456,000	(26,070)
03/05/2026	Deutsche Bank AG	USD	900,000	HUF	287,100,000	(9,779)
03/18/2026	Deutsche Bank AG	COP	1,062,100,000	USD	271,013	(13,855)
03/18/2026	Deutsche Bank AG	EUR	1,698,000	USD	1,994,352	(22,452)
03/18/2026	Deutsche Bank AG	MXN	30,211,516	USD	1,664,049	(57,987)
03/18/2026	Deutsche Bank AG	RON	2,828,000	USD	647,554	(9,102)
03/18/2026	Deutsche Bank AG	USD	531,667	CNY	3,689,981	(1,299)
03/18/2026	Deutsche Bank AG	USD	3,623,396	INR	329,256,250	(44,860)
03/18/2026	Deutsche Bank AG	USD	114,137	PEN	382,000	(868)
03/18/2026	Deutsche Bank AG	USD	32,110	ZAR	514,000	(392)
03/25/2026	Deutsche Bank AG	USD	48,052	IDR	803,332,000	(217)
04/01/2026	Deutsche Bank AG	EUR	589,000	USD	693,013	(7,033)
04/01/2026	Deutsche Bank AG	HUF	237,702,500	USD	705,670	(30,256)
04/08/2026	Deutsche Bank AG	EUR	360,000	USD	420,588	(7,425)
04/08/2026	Deutsche Bank AG	HUF	144,118,800	USD	422,802	(23,206)
04/24/2026	Deutsche Bank AG	ZAR	5,727,300	USD	340,000	(12,483)
04/27/2026	Deutsche Bank AG	KRW	1,301,625,000	USD	890,000	(9,824)
05/05/2026	Deutsche Bank AG	HUF	277,808,400	EUR	720,000	(992)
05/08/2026	Deutsche Bank AG	USD	34,714	INR	3,108,000	(1,082)
05/11/2026	Deutsche Bank AG	EUR	631,000	HUF	242,807,222	(1,638)
05/11/2026	Deutsche Bank AG	HUF	245,114,100	USD	710,270	(46,565)
05/11/2026	Deutsche Bank AG	USD	710,270	EUR	594,000	(2,976)
05/20/2026	Deutsche Bank AG	CLP	780,032,000	USD	880,000	(12,289)
05/20/2026	Deutsche Bank AG	USD	458,421	CLP	396,016,000	(5,413)
05/26/2026	Deutsche Bank AG	EUR	594,000	USD	702,565	(5,197)
05/26/2026	Deutsche Bank AG	HUF	241,995,600	USD	703,237	(43,305)
05/28/2026	Deutsche Bank AG	USD	286,189	ZAR	4,582,000	(4,884)
05/28/2026	Deutsche Bank AG	ZAR	12,073,544	USD	740,000	(1,236)
07/01/2026	Deutsche Bank AG	USD	623,865	JPY	94,137,000	(8,177)
02/03/2026	Goldman Sachs International	BRL	33,720,993	USD	6,369,209	(38,276)
02/03/2026	Goldman Sachs International	USD	6,447,486	BRL	33,720,993	(40,000)
02/04/2026	Goldman Sachs International	ZAR	10,381,000	USD	595,952	(46,636)
02/12/2026	Goldman Sachs International	ILS	343,247	USD	109,387	(1,356)
03/03/2026	Goldman Sachs International	USD	94,974	BRL	501,000	(377)
03/10/2026	Goldman Sachs International	USD	106,475	BRL	557,000	(1,478)
03/18/2026	Goldman Sachs International	CZK	34,596,000	USD	1,667,640	(17,990)
03/18/2026	Goldman Sachs International	HUF	218,183,737	USD	659,270	(16,761)
03/18/2026	Goldman Sachs International	ILS	625,000	USD	198,768	(2,939)
03/18/2026	Goldman Sachs International	MXN	6,229,000	USD	344,289	(10,760)
03/18/2026	Goldman Sachs International	PLN	71,000	USD	19,613	(368)
03/18/2026	Goldman Sachs International	RON	8,747,129	USD	1,988,029	(43,037)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/18/2026	Goldman Sachs International	TRY	867,000	USD	18,911	$(382)
03/18/2026	Goldman Sachs International	USD	141,316	CNY	981,824	(197)
03/18/2026	Goldman Sachs International	USD	127,569	COP	471,582,000	(1,085)
03/18/2026	Goldman Sachs International	USD	31,850	ILS	98,000	(223)
03/18/2026	Goldman Sachs International	USD	2,415,623	MXN	42,061,000	(18,175)
03/18/2026	Goldman Sachs International	USD	3,190,265	PEN	10,667,000	(27,312)
03/18/2026	Goldman Sachs International	USD	506,097	PLN	1,779,000	(5,440)
03/18/2026	Goldman Sachs International	USD	168,684	THB	5,252,000	(1,282)
05/28/2026	Goldman Sachs International	USD	545,856	ZAR	8,840,000	(3,138)
03/18/2026	HSBC Bank USA	THB	4,989,738	USD	159,000	(43)
02/04/2026	J.P. Morgan Chase Bank, N.A.	ZAR	10,513,975	USD	573,500	(77,319)
02/12/2026	J.P. Morgan Chase Bank, N.A.	ILS	9,910,586	USD	3,083,987	(113,503)
03/03/2026	J.P. Morgan Chase Bank, N.A.	USD	1,653,525	BRL	8,682,000	(14,221)
03/18/2026	J.P. Morgan Chase Bank, N.A.	CLP	109,830,769	USD	120,080	(5,572)
03/18/2026	J.P. Morgan Chase Bank, N.A.	EUR	1,223,363	USD	1,433,712	(19,341)
03/18/2026	J.P. Morgan Chase Bank, N.A.	HUF	134,980,000	USD	408,164	(10,065)
03/18/2026	J.P. Morgan Chase Bank, N.A.	PLN	313,422	USD	86,964	(1,241)
03/18/2026	J.P. Morgan Chase Bank, N.A.	RON	328,000	USD	74,889	(1,273)
03/18/2026	J.P. Morgan Chase Bank, N.A.	THB	4,748,210	USD	150,801	(543)
03/18/2026	J.P. Morgan Chase Bank, N.A.	TRY	48,244,870	USD	1,072,015	(1,525)
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	981,174	INR	88,757,000	(16,515)
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	1,086,427	KRW	1,551,740,000	(15,211)
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	116,624	RON	498,000	(989)
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	39,417	THB	1,236,000	(21)
03/18/2026	J.P. Morgan Chase Bank, N.A.	ZAR	24,025,000	USD	1,402,834	(79,733)
04/06/2026	J.P. Morgan Chase Bank, N.A.	USD	626,578	BRL	3,293,000	(9,750)
05/11/2026	J.P. Morgan Chase Bank, N.A.	EUR	365,000	USD	428,531	(6,085)
07/01/2026	J.P. Morgan Chase Bank, N.A.	USD	440,998	JPY	61,591,680	(38,168)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	1,026,863	TRY	52,465,000	(3,371)
03/10/2026	Merrill Lynch International	BRL	2,483,344	USD	448,500	(19,624)
03/18/2026	Merrill Lynch International	COP	31,828,911,400	USD	8,224,229	(312,677)
03/18/2026	Merrill Lynch International	CZK	615,000	USD	29,502	(463)
03/18/2026	Merrill Lynch International	HUF	443,238,000	USD	1,343,839	(29,512)
03/18/2026	Merrill Lynch International	PLN	2,123,000	USD	580,796	(16,672)
03/18/2026	Merrill Lynch International	USD	41,255	CLP	35,551,000	(583)
03/18/2026	Merrill Lynch International	USD	92,387	CNY	640,000	(399)
03/18/2026	Merrill Lynch International	USD	31,787	CZK	649,000	(166)
03/18/2026	Merrill Lynch International	USD	415,272	HUF	132,593,000	(4,439)
03/18/2026	Merrill Lynch International	USD	398,530	MXN	6,888,000	(5,919)
03/18/2026	Merrill Lynch International	USD	206,133	ZAR	3,253,000	(5,392)
03/18/2026	Merrill Lynch International	ZAR	1,153,000	USD	69,641	(1,510)
03/25/2026	Merrill Lynch International	IDR	332,113,000	USD	19,673	(103)
03/25/2026	Merrill Lynch International	USD	67,107	IDR	1,121,121,000	(349)
04/06/2026	Merrill Lynch International	BRL	2,996,838	USD	540,000	(21,353)
05/28/2026	Merrill Lynch International	USD	738,668	ZAR	11,795,000	(14,533)
02/04/2026	Morgan Stanley and Co. International PLC	ZAR	1,455,000	USD	83,923	(6,142)
03/18/2026	Morgan Stanley and Co. International PLC	CLP	737,998,689	USD	803,894	(40,415)
03/18/2026	Morgan Stanley and Co. International PLC	EUR	1,698,000	USD	1,992,395	(24,409)
03/18/2026	Morgan Stanley and Co. International PLC	HUF	205,267,000	USD	622,777	(13,233)
03/18/2026	Morgan Stanley and Co. International PLC	JPY	156,940,000	USD	993,960	(23,868)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/18/2026	Morgan Stanley and Co. International PLC	MXN	1,072,000	USD	59,241	$(1,861)
03/18/2026	Morgan Stanley and Co. International PLC	PEN	3,573,000	USD	1,058,667	(791)
03/18/2026	Morgan Stanley and Co. International PLC	PLN	107,000	USD	29,611	(501)
03/18/2026	Morgan Stanley and Co. International PLC	TRY	1,083,000	USD	23,962	(137)
03/18/2026	Morgan Stanley and Co. International PLC	USD	254,405	CNY	1,762,000	(1,149)
03/18/2026	Morgan Stanley and Co. International PLC	USD	30,825	COP	114,735,000	(52)
03/18/2026	Morgan Stanley and Co. International PLC	USD	84,410	EGP	4,053,000	(356)
03/18/2026	Morgan Stanley and Co. International PLC	USD	104,073	INR	9,563,000	(138)
03/18/2026	Morgan Stanley and Co. International PLC	USD	31,895	PHP	1,881,000	(17)
03/18/2026	Morgan Stanley and Co. International PLC	ZAR	5,725,200	USD	343,931	(9,367)
03/25/2026	Morgan Stanley and Co. International PLC	IDR	499,867,000	USD	29,632	(133)
03/25/2026	Morgan Stanley and Co. International PLC	USD	122,000	IDR	2,043,304,000	(329)
04/06/2026	Morgan Stanley and Co. International PLC	BRL	2,204,000	USD	396,239	(16,603)
04/06/2026	Morgan Stanley and Co. International PLC	USD	211,908	BRL	1,125,000	(1,179)
05/20/2026	Morgan Stanley and Co. International PLC	USD	254,015	CLP	220,231,000	(2,090)
03/03/2026	Standard Chartered Bank PLC	USD	150,694	BRL	787,000	(2,096)
03/18/2026	Standard Chartered Bank PLC	MYR	4,206,000	USD	1,035,279	(33,192)
03/18/2026	Standard Chartered Bank PLC	PHP	57,628,000	USD	968,225	(8,441)
03/18/2026	Standard Chartered Bank PLC	THB	19,382,000	USD	617,065	(717)
03/18/2026	Standard Chartered Bank PLC	USD	356,991	CNY	2,479,195	(652)
03/18/2026	Standard Chartered Bank PLC	USD	20,115	COP	74,673,000	(87)
03/18/2026	Standard Chartered Bank PLC	USD	61,813	CZK	1,254,000	(714)
03/18/2026	Standard Chartered Bank PLC	USD	30,826	EGP	1,475,000	(236)
03/18/2026	Standard Chartered Bank PLC	USD	42,600	MXN	739,000	(478)
03/18/2026	Standard Chartered Bank PLC	USD	61,794	RON	264,000	(494)
03/18/2026	Standard Chartered Bank PLC	USD	220,283	THB	6,854,000	(1,818)
03/18/2026	Standard Chartered Bank PLC	ZAR	8,867,461	USD	513,000	(34,205)
02/03/2026	UBS AG	USD	419,493	INR	38,485,000	(1,120)
03/18/2026	UBS AG	CZK	3,053,000	USD	148,242	(510)
03/18/2026	UBS AG	INR	38,485,000	USD	418,234	(42)
03/18/2026	UBS AG	USD	128,698	CLP	110,368,000	(2,431)
Subtotal—Depreciation						(1,793,358)
Total Forward Foreign Currency Contracts						$(39,815)

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	BZDIOVRA	At Maturity	12.70%	At Maturity	01/03/2028	BRL	6,209,014	$—	$188	$188
Pay	28 Day MXN TIEF	28 days	7.45	28 days	03/13/2030	MXN	50,500,000	—	666	666
Pay	CLICP	Semi-Annually	4.71	Semi-Annually	09/17/2030	CLP	350,000,000	—	763	763
Pay	BZDIOVRA	At Maturity	12.92	At Maturity	01/02/2029	BRL	1,959,729	—	2,406	2,406
Receive	SOFR	Annually	(4.19)	Annually	03/18/2056	USD	1,450,000	—	2,499	2,499
Pay	6 Month BUBOR	Semi-Annually	5.85	Annually	09/17/2028	HUF	550,000,000	(4,932)	(1,675)	3,257
Pay	28 Day MXN TIEF	28 days	7.14	28 days	03/15/2028	MXN	43,300,000	—	3,654	3,654
Pay	28 Day MXN TIEF	28 days	7.67	28 days	03/12/2031	MXN	20,600,000	—	4,100	4,100
Pay	28 Day MXN TIEF	28 days	7.40	28 days	03/14/2029	MXN	34,450,000	—	6,675	6,675
Receive	SOFR	Annually	(4.11)	Annually	07/25/2055	USD	480,000	—	7,416	7,416
Pay	BZDIOVRA	At Maturity	12.86	At Maturity	01/03/2028	BRL	15,702,973	—	8,451	8,451
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	BZDIOVRA	At Maturity	13.76%	At Maturity	01/04/2027	BRL	48,725,495	$—	$8,722	$8,722
Pay	28 Day MXN TIEF	28 days	7.47	28 days	03/14/2029	MXN	34,250,000	—	10,567	10,567
Pay	BZDIOVRA	At Maturity	13.35	At Maturity	01/02/2029	BRL	4,010,744	—	11,256	11,256
Receive	SOFR	Annually	(4.15)	Annually	12/26/2055	USD	1,400,000	—	11,785	11,785
Pay	BZDIOVRA	At Maturity	12.85	At Maturity	01/03/2028	BRL	24,612,389	—	12,634	12,634
Pay	28 Day MXN TIEF	28 days	7.75	28 days	03/12/2031	MXN	42,000,000	—	16,357	16,357
Pay	TTHORON	Quarterly	1.73	Quarterly	06/18/2030	THB	45,200,000	—	20,121	20,121
Pay	SOFR	Annually	4.07	Annually	02/13/2030	USD	893,000	(192)	20,591	20,783
Pay	6 Month WIBOR	Semi-Annually	4.04	Annually	09/17/2029	PLN	7,000,000	—	21,177	21,177
Receive	SOFR	Annually	(3.69)	Annually	07/02/2035	USD	2,519,000	498	26,401	25,903
Pay	BZDIOVRA	At Maturity	13.09	At Maturity	01/02/2029	BRL	24,129,376	—	33,961	33,961
Receive	COOVIBR	Quarterly	(9.55)	Quarterly	09/17/2035	COP	1,800,000,000	—	37,109	37,109
Receive	COOVIBR	Quarterly	(8.87)	Quarterly	09/17/2035	COP	1,700,000,000	—	53,629	53,629
Subtotal — Appreciation								(4,626)	319,453	324,079
Interest Rate Risk
Receive	3 Month CNRR007	Quarterly	(2.82)	Quarterly	03/23/2028	CNY	10,000,000	—	(39,094)	(39,094)
Pay	SOFR	Annually	3.30	Annually	10/30/2030	USD	3,564,000	82	(32,567)	(32,649)
Pay	COOVIBR	Quarterly	10.56	Quarterly	01/08/2029	COP	9,500,000,000	—	(28,307)	(28,307)
Receive	6 Month WIBOR	Semi-Annually	(4.45)	Annually	09/17/2035	PLN	5,000,000	2,198	(24,909)	(27,107)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.96	Semi-Annually	06/18/2030	INR	305,000,000	—	(14,846)	(14,846)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.64	Semi-Annually	03/18/2028	INR	360,000,000	3,977	(7,814)	(11,791)
Receive	6 Month WIBOR	Semi-Annually	(3.70)	Annually	03/18/2028	PLN	13,400,000	—	(10,070)	(10,070)
Pay	SOFR	Annually	3.31	Annually	03/18/2028	USD	12,700,000	—	(7,091)	(7,091)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.65	Semi-Annually	09/17/2030	INR	30,000,000	—	(5,909)	(5,909)
Pay	6 Month WIBOR	Semi-Annually	3.76	Annually	03/18/2031	PLN	8,000,000	—	(5,307)	(5,307)
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.90)	Annually	06/18/2035	CZK	17,000,000	2,232	(514)	(2,746)
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.40)	Annually	09/17/2030	CZK	10,000,000	(1,115)	(3,846)	(2,731)
Receive	CLICP	Semi-Annually	(5.17)	Semi-Annually	09/17/2035	CLP	600,000,000	—	(2,120)	(2,120)
Pay	BZDIOVRA	At Maturity	12.74	At Maturity	01/02/2029	BRL	5,583,899	—	(2,011)	(2,011)
Pay	SOFR	Annually	3.36	Annually	12/26/2027	USD	12,000,000	—	(1,669)	(1,669)
Pay	6 Month BUBOR	Semi-Annually	5.89	Annually	09/17/2028	HUF	1,100,000,000	—	(501)	(501)
Pay	28 Day MXN TIEF	28 days	7.27	28 days	03/14/2029	MXN	29,000,000	—	(233)	(233)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.61	Annually	03/18/2031	CZK	4,000,000	—	(105)	(105)
Subtotal — Depreciation								7,374	(186,913)	(194,287)
Total Centrally Cleared Interest Rate Swap Agreements								$2,748	$132,540	$129,792

(a)	Centrally cleared swap agreements collateralized by $1,458,982 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Standard Chartered Bank PLC	Pay	3 Month KLIBOR	Quarterly	3.57%	Quarterly	05/19/2028	MYR	12,250,000	$—	$7,423	$7,423
Goldman Sachs International	Receive	TLREF	Quarterly	(36.45)	Quarterly	07/26/2026	TRY	160,000,000	—	2,625	2,625
Subtotal—Appreciation									—	10,048	10,048
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Interest Rate Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
J.P. Morgan Chase Bank, N.A.	Receive	TLREF	Quarterly	(37.22)%	Quarterly	11/03/2026	TRY	37,400,000	$—	$(9,910)	$(9,910)
J.P. Morgan Chase Bank, N.A.	Receive	TLREF	Quarterly	(37.00)	Quarterly	11/10/2026	TRY	37,400,000	—	(9,055)	(9,055)
Subtotal—Depreciation									—	(18,965)	(18,965)
Total Over-The-Counter Interest Rate Swap Agreements									$—	$(8,917)	$(8,917)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $310,000.

Abbreviations:
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TLREF	—Turkish Lira Overnight Reference Rate
TRY	—Turkish Lira
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$84,277,695	$—	$84,277,695
U.S. Dollar Denominated Bonds & Notes	—	118,154	—	118,154
Money Market Funds	15,920,443	—	—	15,920,443
Options Purchased	—	604,338	—	604,338
Total Investments in Securities	15,920,443	85,000,187	—	100,920,630
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,753,543	—	1,753,543
Swap Agreements	—	334,127	—	334,127
	—	2,087,670	—	2,087,670
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,793,358)	—	(1,793,358)
Options Written	—	(396,555)	—	(396,555)
Swap Agreements	—	(213,252)	—	(213,252)
	—	(2,403,165)	—	(2,403,165)
Total Other Investments	—	(315,495)	—	(315,495)
Total Investments	$15,920,443	$84,684,692	$—	$100,605,135

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Emerging Markets Local Debt Fund